Consolidated statement of profit or loss and other comprehensive income - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Profit or loss [abstract]
Revenue		$ 675	$ 469	$ (845)
Cost of revenue		(1,070)	(963)	(1,320)
Other income		12	33	14
Sales and marketing expense		(241)	(151)	(238)
General and administrative expense		(545)	(326)	(304)
Research and development expense		(356)	(257)	(231)
Net impairment loss on financial assets		(19)	(63)	(56)
Other expenses		(11)	(40)	(30)
Operating loss		(1,555)	(1,298)	(3,010)
Finance income		65	53	85
Finance costs		(1,701)	(1,490)	(1,056)
Share listing and associated expenses		(353)	0	0
Net Finance costs		(1,989)	(1,437)	(971)
Share of loss of equity-accounted investees (net of tax)		(8)	(8)		[1]
Loss before income tax		(3,552)	(2,743)	(3,981)
Income tax expense		(3)	(2)	(7)
Loss for the year		(3,555)	(2,745)	(3,988)
Items that will not be reclassified to profit or loss:
Defined benefit plan remeasurements		1	(2)	(2)
Items that are or may be reclassified subsequently to profit or loss:
Exchange differences on translation of foreign operations		(42)	5	6
Other comprehensive (loss)/ income for the year, net of tax		(41)	3	4
Total comprehensive loss for the year		(3,596)	(2,742)	(3,984)
Loss attributable to:
Owners of the Company		(3,449)	(2,608)	(3,747)
Non-controlling interests		(106)	(137)	(241)
Loss for the year		(3,555)	(2,745)	(3,988)
Total comprehensive loss attributable to:
Owners of the Company		(3,489)	(2,599)	(3,751)
Non-controlling interests		(107)	(143)	(233)
Total comprehensive loss for the year		$ (3,596)	$ (2,742)	$ (3,984)
Loss per share (restated)
Basic loss per share	[2]	$ (6.39)	$ (14.39)	$ (24.31)
Diluted loss per share	[2]	$ (6.39)	$ (14.39)	$ (24.31)

[1]	Amount less than $1 million
[2]	See Note 22 for details regarding the retrospective restatement of ‘Loss per share’ for years ended December 31, 2020 and 2019 as a result of the Reverse Recapitalization.